UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Rainier Growth Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 98.3%		$1,126,385,411

(Cost $934,703,589)

Consumer Discretionary 14.9%		171,109,013

Auto Components 0.9%
BorgWarner, Inc. (I)	151,420	9,931,640

Hotels, Restaurants & Leisure 2.9%
Starbucks Corp.	290,400	15,484,128
Starwood Hotels & Resorts Worldwide, Inc.	164,660	8,733,566
Wynn Resorts, Ltd. (L)	82,910	8,599,425

Internet & Catalog Retail 1.9%
Amazon.com, Inc. (I)	63,740	14,555,029
priceline.com, Inc. (I)	10,690	7,103,719

Media 1.0%
DIRECTV, Class A (I)	243,850	11,904,757

Multiline Retail 0.6%
Dollar General Corp. (I)	121,140	6,588,805

Specialty Retail 5.1%
Bed Bath & Beyond, Inc. (I)	186,640	11,534,352
Dick's Sporting Goods, Inc.	178,430	8,564,640
Limited Brands, Inc.	220,100	9,360,853
O'Reilly Automotive, Inc. (I)	130,280	10,913,556
PetSmart, Inc.	131,660	8,976,579
Tractor Supply Company (L)	117,880	9,791,113

Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc.	201,700	11,795,416
NIKE, Inc., Class B	135,105	11,859,517
Ralph Lauren Corp.	38,640	5,411,918

Consumer Staples 10.5%		120,779,768

Beverages 2.3%
Monster Beverage Corp. (I)	92,090	6,556,808
The Coca-Cola Company	257,800	20,157,382

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	281,680	26,759,600
Whole Foods Market, Inc. (L)	217,210	20,704,457

Personal Products 1.6%
The Estee Lauder Companies, Inc., Class A	346,450	18,749,874

Tobacco 2.4%
Philip Morris International, Inc.	319,180	27,851,647

Energy 4.2%		47,892,265

Energy Equipment & Services 2.4%
Ensco PLC	210,470	9,885,776
Schlumberger, Ltd.	275,890	17,908,020

Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp.	129,440	8,568,928
Plains Exploration & Production Company (I)	327,730	11,529,541

1

Rainier Growth Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Financials 3.3%		$37,291,716

Capital Markets 1.3%
T. Rowe Price Group, Inc.	234,660	14,774,194

Commercial Banks 0.7%
Wells Fargo & Company	230,860	7,719,958

Consumer Finance 1.3%
American Express Company	254,210	14,797,564

Health Care 13.0%		149,190,733

Biotechnology 3.8%
Alexion Pharmaceuticals, Inc. (I)(L)	118,250	11,742,225
Biogen Idec, Inc. (I)	138,030	19,928,771
Gilead Sciences, Inc. (I)	234,640	12,032,339

Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc. (I)	23,200	12,847,928

Health Care Technology 1.3%
Cerner Corp. (I)(L)	176,210	14,565,519

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	252,650	9,913,986

Pharmaceuticals 5.9%
Allergan, Inc.	229,735	21,266,569
Novo Nordisk A/S, ADR	87,520	12,720,157
Perrigo Company (L)	78,910	9,305,856
Shire PLC, ADR	183,490	15,851,701
Watson Pharmaceuticals, Inc. (I)	121,850	9,015,682

Industrials 11.3%		129,873,958

Aerospace & Defense 3.5%
Honeywell International, Inc.	300,200	16,763,168
Precision Castparts Corp.	143,610	23,622,409

Air Freight & Logistics 1.6%
FedEx Corp.	203,380	18,631,642

Commercial Services & Supplies 0.7%
Stericycle, Inc. (I)	81,110	7,435,354

Construction & Engineering 0.9%
Fluor Corp.	208,410	10,282,949

Electrical Equipment 1.8%
AMETEK, Inc.	402,930	20,110,236

Machinery 1.8%
Eaton Corp. (L)	300,280	11,900,096
Joy Global, Inc.	161,430	9,157,924

Professional Services 1.0%
Verisk Analytics, Inc., Class A (I)	243,000	11,970,180

Information Technology 34.2%		391,332,338

Communications Equipment 4.4%
BancTec, Inc. (I)(R)(S)	197,026	689,591
Cisco Systems, Inc.	506,340	8,693,858
F5 Networks, Inc. (I)	106,590	10,612,100
QUALCOMM, Inc.	448,880	24,993,638
Riverbed Technology, Inc. (I)	339,040	5,475,496

2

Rainier Growth Fund
As of 6-30-12 (Unaudited)

		Shares	Value

Information Technology (continued)

Computers & Peripherals 8.8%
Apple, Inc. (I)		137,110	$80,072,240
EMC Corp. (I)		814,325	20,871,150

Electronic Equipment, Instruments & Components 0.8%
Trimble Navigation, Ltd. (I)		194,340	8,941,583

Internet Software & Services 5.6%
eBay, Inc. (I)		613,170	25,759,272
Facebook, Inc., Class A (I)(L)		186,660	5,808,859
Google, Inc., Class A (I)		56,130	32,559,329

IT Services 6.2%
Accenture PLC, Class A		233,000	14,000,970
Cognizant Technology Solutions Corp., Class A (I)		112,160	6,729,600
Mastercard, Inc., Class A (L)		54,230	23,324,865
Teradata Corp. (I)(L)		128,410	9,246,804
Visa, Inc., Class A		140,245	17,338,489

Semiconductors & Semiconductor Equipment 0.8%
Avago Technologies, Ltd.		270,160	9,698,744

Software 7.6%
Autodesk, Inc. (I)		310,800	10,874,892
Check Point Software Technologies, Ltd. (I)		204,270	10,129,749
Citrix Systems, Inc. (I)		106,590	8,947,165
Intuit, Inc. (L)		177,940	10,560,739
Microsoft Corp.		1,119,260	34,238,163
Red Hat, Inc. (I)		106,470	6,013,426
Salesforce.com, Inc. (I)		41,600	5,751,616

Materials 4.6%			52,923,082

Chemicals 4.6%
Ecolab, Inc.		259,760	17,801,353
Monsanto Company		209,550	17,346,549
Praxair, Inc.		163,480	17,775,180

Telecommunication Services 2.3%			25,992,538

Diversified Telecommunication Services 2.3%
American Tower Corp.		371,800	25,992,538

	Yield%	Shares	Value

Securities Lending Collateral 7.2%			$81,922,841

(Cost $81,911,982)

John Hancock Collateral Investment Trust (W)	0.3542(Y)	8,186,063	81,922,841

Short-Term Investments 0.9%			$9,993,000

(Cost $9,993,000)

		Par value	Value

Repurchase Agreement 0.9%			9,993,000

Repurchase Agreement with State Street Corp. dated 6-29-12 at
0.010% to be repurchased at $9,993,008 on 7-2-12, collateralized by $10,215,000 U.S. Treasury Bill, 0.010% due 6-27-13 (valued at
$10,194,570, including interest)		$9,993,000	9,993,000

3

Rainier Growth Fund
As of 6-30-12 (Unaudited)

Total investments (Cost $1,026,608,571)† 106.4%	$1,218,301,252

Other assets and liabilities, net (6.4%)	($72,966,427)

Total net assets 100.0%	$1,145,334,825

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-12.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

		Acquisition	Value as a percentage of	Value as of
Issuer, description	Acquisition date	cost	Fund's net assets	6-30-12

BancTec, Inc.	6-20-07	$4,728,640	0.1%	$689,591

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-12.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,035,279,330. Net unrealized appreciation aggregated $183,021,922, of which $212,045,664 related to appreciated investment securities and $29,023,742 related to depreciated investment securities.

4

Rainier Growth Fund
As of 6-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2012, by major security category or type:

	Total Market
	Value at	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	06/30/12	Price	Observable Inputs	Unobservable Inputs

Common Stocks
Consumer Discretionary	$171,109,013	$171,109,013	—	—
Consumer Staples	120,779,768	120,779,768	—	—
Energy	47,892,265	47,892,265	—	—
Financials	37,291,716	37,291,716	—	—
Health Care	149,190,733	149,190,733	—	—
Industrials	129,873,958	129,873,958	—	—
Information Technology	391,332,338	390,642,747	—	$689,591
Materials	52,923,082	52,923,082	—	—
Telecommunication Services	25,992,538	25,992,538	—	—
Securities Lending Collateral	81,922,841	81,922,841	—	—
Short-Term Investments	9,993,000	—	$9,993,000	—

Total Investments in Securities	$1,218,301,252	$1,207,618,661	$9,993,000	$689,591

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q1 6/12
8/12

John Hancock
MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Leveraged Companies Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 83.3%		$1,119,695

(Cost $957,811)

Consumer Discretionary 33.5%		449,667

Auto Components 7.7%
Autoliv, Inc.	150	8,199
Dana Holding Corp.	765	9,800
Federal-Mogul Corp. (I)	800	8,800
Lear Corp.	650	24,525
Tenneco, Inc. (I)	964	25,854
TRW Automotive Holdings Corp. (I)	700	25,732

Automobiles 0.1%
Ford Motor Company	195	1,870

Hotels, Restaurants & Leisure 0.9%
Greektown Superholdings, Inc. (I)	92	4,787
The Wendy's Company (L)	1,285	6,065
Trump Entertainment Resorts, Inc. (I)	260	520

Household Durables 5.8%
Beazer Homes USA, Inc. (I)	24,025	78,081

Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Series A (I)	135	2,402

Media 18.8%
AMC Networks, Inc. (I)	302	10,736
Cablevision Systems Corp., Class A	3,883	51,605
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	20,283
Charter Communications, Inc., Class A (I)	380	26,931
Cinemark Holdings, Inc.	100	2,285
DISH Network Corp.	993	28,350
Liberty Media Corp. - Liberty Capital, Series A (I)	66	5,802
Sinclair Broadcast Group, Inc., Class A	3,056	27,687
Sirius XM Radio, Inc. (I)	36,237	67,038
Time Warner Cable, Inc.	150	12,315

Consumer Staples 1.9%		24,891

Food & Staples Retailing 1.1%
Rite Aid Corp. (I)	10,800	15,120

Household Products 0.8%
Spectrum Brands Holdings, Inc. (I)	300	9,771

Energy 5.3%		71,502

Energy Equipment & Services 1.5%
Vantage Drilling Company (I)	13,705	20,558

Oil, Gas & Consumable Fuels 3.8%
ATP Oil & Gas Corp. (I)	5,000	16,900
Chesapeake Energy Corp. (L)	1,630	30,318
Pacific Coast Oil Trust	200	3,726

Financials 3.2%		43,498

Capital Markets 1.4%
Solar Senior Capital, Ltd.	506	8,551
Tetragon Financial Group, Ltd.	1,391	10,286

1

Leveraged Companies Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 1.1%
Banco Santander SA, ADR (L)	2,300	$15,088

Consumer Finance 0.5%
Discover Financial Services	215	7,435

Diversified Financial Services 0.2%
Citigroup, Inc.	78	2,138

Health Care 0.5%		6,610

Health Care Equipment & Supplies 0.5%
Alere, Inc. (I)	340	6,610

Industrials 25.2%		339,079

Airlines 16.2%
Air Canada (I)	47,422	46,579
Alaska Air Group, Inc. (I)	240	8,616
Delta Air Lines, Inc. (I)	3,421	37,460
JetBlue Airways Corp. (I)	4,600	24,380
United Continental Holdings, Inc. (I)(L)	4,125	100,361

Building Products 2.8%
Masco Corp.	1,060	14,702
USG Corp. (I)(L)	1,209	23,031

Road & Rail 3.1%
CSX Corp.	1,517	33,920
Union Pacific Corp.	65	7,755

Trading Companies & Distributors 3.1%
TAL International Group, Inc. (L)	1,120	37,509
United Rentals, Inc. (I)	140	4,766

Materials 13.1%		176,462

Chemicals 4.2%
CF Industries Holdings, Inc.	40	7,750
LyondellBasell Industries NV, Class A	1,225	49,331

Construction Materials 1.5%
Eagle Materials, Inc.	555	20,724

Containers & Packaging 2.3%
Rock-Tenn Company, Class A	568	30,984

Metals & Mining 2.0%
Atlantic, Ltd. (I)	14,570	6,162
Thompson Creek Metals Company, Inc. (I)	6,430	20,512

Paper & Forest Products 3.1%
Domtar Corp.	260	19,945
Sappi, Ltd., ADR (I)	6,600	21,054

Telecommunication Services 0.6%		7,986

Diversified Telecommunication Services 0.2%
American Tower Corp.	40	2,796

Wireless Telecommunication Services 0.4%
Leap Wireless International, Inc. (I)	275	1,768
SBA Communications Corp., Class A (I)	60	3,422

2

Leveraged Companies Fund
As of 6-30-12 (Unaudited)

			Shares	Value

Preferred Securities 9.2%				$123,028

(Cost $168,371)

Consumer Discretionary 9.0%				120,946

Auto Components 0.4%
The Goodyear Tire & Rubber Company, 5.875%			126	5,443

Automobiles 0.1%
General Motors Company, Series B, 4.750%			55	1,826

Hotels, Restaurants & Leisure 8.5%
Greektown Superholdings, Inc., Series A (I)			1,563	113,677

Financials 0.2%				2,082

Diversified Financial Services 0.2%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%
(S)			225	2,082

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.0%				$63

(Cost $28,494)

Consumer Discretionary 0.0%				63

Hotels, Restaurants & Leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	63

Convertible Bonds 1.4%				$18,235

(Cost $12,114)

Consumer Discretionary 1.4%				18,235

Media 1.4%
XM Satellite Radio, Inc. (I)(S)	7.000	12/01/14	14,000	18,235

Escrow Certificates 0.0%				$0

(Cost $0)

Consumer Discretionary 0.0%				0

SuperMedia, Inc. (I)	8.000	11/15/16	115,000	0

			Shares	Value

Investment Companies 1.9%				$24,883

(Cost $16,593)

AP Alternative Assets LP (I)			350	3,677
ProShares Ultra Dow 30			315	21,206

Warrants 0.8%				$11,298

(Cost $66,398)

Consumer Discretionary 0.8%				10,752

Ford Motor Company (Expiration Date: 01/01/2013; Strike Price: $9.20) (I)			9,600	10,752

Financials 0.0%				546

American International Group, Inc. (Expiration Date: 01/19/2021; Strike Price: $45.00)
(I)			53	546

3

Leveraged Companies Fund
As of 6-30-12 (Unaudited)

	Yield	Shares	Value

Securities Lending Collateral 14.6%			$196,615

(Cost $196,619)

John Hancock Collateral Investment Trust (W)	0.3542%(Y)	19,647	196,615

Total investments (Cost $1,446,400)† 111.2%			$1,493,817

Other assets and liabilities, net (11.2%)			($149,980)

Total net assets 100.0%			$1,343,837

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-12.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,446,272. Net unrealized appreciation aggregated $47,545, of which $227,770 related to appreciated investment securities and $180,225 related to depreciated investment securities.

4

Leveraged Companies Fund
As of 6-30-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplier and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2012, by major security category or type:

5

Leveraged Companies Fund
As of 6-30-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/12	Price	Inputs	Inputs

Common Stocks	1,119,695	1,097,940	16,448	5,307

Preferred Securities	123,028	7,269	2,082	113,677

Corporate Bonds	63	—	63	—

Convertible Bonds	18,235	—	18,235	—

Investment Companies	24,883	24,883	—	—

Warrants	11,298	11,298	—	—

Securities Lending Collateral	196,615	196,615	—	—

Total investments in Securities	1,493,817	1,338,005	36,828	118,984

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments In Securities	Common Stocks	Preferred Stocks	Total

Balance as of 3-31-12	$5,120	$127,416	$132,536
Realized gain (loss)	—	—	—
Changes in unrealized appreciation (depreciation)	$187	($13,739 )	($13,552 )
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 06-30-12	$5,307	$113,677	$118,984
Changes in unrealized at period end*	$187	($13,739 )	($13,552 )

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
	6-30-12	Technique	Inputs	Input

Common Stocks	$ 4,787	Market Approach	EBITDA multiple	7.31x
			Discount for lack of marketability	10%
	520	Market Approach	Offered quotes	$2.00

	5,307

Preferred Securities	$ 113,677	Market Approach	EBITDA multiple	7.31x
			Discount for lack of marketability	10%

Increases/decreases in unobservable inputs from offered quotes, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples or discounts for lack of marketability may result in increases/decreases in security valuation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q1 6/12
8/12

John Hancock MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Small Cap Opportunities Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 99.4%		$3,818,647

(Cost $3,351,886)

Consumer Discretionary 14.7%		564,361

Auto Components 1.0%
Dorman Products, Inc. (I)	1,544	38,740

Hotels, Restaurants & Leisure 2.9%
Bally Technologies, Inc. (I)	1,391	64,904
Bravo Brio Restaurant Group, Inc. (I)	1,608	28,671
Buffalo Wild Wings, Inc. (I)	195	16,895

Household Durables 1.8%
iRobot Corp. (I)	2,317	51,322
Tempur-Pedic International, Inc. (I)	829	19,390

Internet & Catalog Retail 1.5%
HomeAway, Inc. (I)	2,632	57,220

Media 3.1%
IMAX Corp. (I)	4,945	118,828

Specialty Retail 1.5%
Lumber Liquidators Holdings, Inc. (I)	1,101	37,203
Monro Muffler Brake, Inc.	577	19,179

Textiles, Apparel & Luxury Goods 2.9%
G-III Apparel Group, Ltd. (I)	1,576	37,335
Steven Madden, Ltd. (I)	1,572	49,911
Tumi Holdings, Inc. (I)	1,415	24,763

Consumer Staples 5.0%		192,115

Food & Staples Retailing 1.5%
United Natural Foods, Inc. (I)	1,075	58,975

Food Products 3.5%
Darling International, Inc. (I)	3,288	54,219
TreeHouse Foods, Inc. (I)	1,267	78,921

Energy 3.7%		139,502

Energy Equipment & Services 1.2%
Lufkin Industries, Inc.	816	44,325

Oil, Gas & Consumable Fuels 2.5%
Americas Petrogas, Inc. (I)	27,066	50,245
BlackPearl Resources, Inc. (I)	9,054	26,768
Ivanhoe Energy, Inc. (I)	37,115	18,164

Financials 3.5%		134,290

Capital Markets 1.1%
Solar Senior Capital, Ltd.	2,574	43,501

Commercial Banks 1.0%
SVB Financial Group (I)	657	38,579

Real Estate Investment Trusts 1.4%
Equity Lifestyle Properties, Inc.	757	52,210

Health Care 14.5%		557,167

Biotechnology 2.1%
Alkermes PLC (I)	2,427	41,186

1

Small Cap Opportunities Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Health Care (continued)

Cepheid, Inc. (I)	901	40,320

Health Care Equipment & Supplies 5.1%
Align Technology, Inc. (I)	2,895	96,867
Neogen Corp. (I)	913	42,181
Thoratec Corp. (I)	1,743	58,530

Health Care Providers & Services 2.4%
MEDNAX, Inc. (I)	1,332	91,295

Health Care Technology 2.2%
athenahealth, Inc. (I)	238	18,842
Greenway Medical Technologies (I)	2,036	33,207
HealthStream, Inc. (I)	1,251	32,526

Pharmaceuticals 2.7%
Impax Laboratories, Inc. (I)	1,613	32,696
Par Pharmaceutical Companies, Inc. (I)	1,080	39,031
Salix Pharmaceuticals, Ltd. (I)	560	30,486

Industrials 22.0%		846,007

Aerospace & Defense 7.9%
BE Aerospace, Inc. (I)	1,180	51,519
Hexcel Corp. (I)	4,431	114,275
The KEYW Holding Corp. (I)	9,764	98,031
Triumph Group, Inc.	712	40,064

Airlines 1.3%
Copa Holdings SA, Class A	610	50,313

Building Products 2.9%
Quanex Building Products Corp.	2,811	50,261
Trex Company, Inc. (I)	1,994	59,999

Commercial Services & Supplies 0.7%
Clean Harbors, Inc. (I)	492	27,759

Electrical Equipment 1.2%
Acuity Brands, Inc.	893	45,463

Machinery 3.2%
Chart Industries, Inc. (I)	682	46,894
Graham Corp.	2,762	51,428
Westport Innovations, Inc. (I)	690	25,358

Professional Services 1.9%
Mistras Group, Inc. (I)	1,790	47,041
The Advisory Board Company (I)	500	24,795

Trading Companies & Distributors 2.9%
DXP Enterprises, Inc. (I)	837	34,727
Watsco, Inc.	1,058	78,080

Information Technology 32.5%		1,250,069

Communications Equipment 3.4%
KVH Industries, Inc. (I)	10,343	129,288

Computers & Peripherals 1.1%
3D Systems Corp. (I)	1,298	44,314

Internet Software & Services 7.8%
Ancestry.com, Inc. (I)	2,696	74,221
Angie's List, Inc. (I)	1,261	19,974

2

Small Cap Opportunities Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Information Technology (continued)

Bankrate, Inc. (I)	3,187	58,609
CoStar Group, Inc. (I)	907	73,648
Liquidity Services, Inc. (I)	376	19,247
Millennial Media, Inc. (I)	1,466	19,337
TechTarget, Inc. (I)	7,187	36,222

IT Services 5.8%
Cardtronics, Inc. (I)	3,810	115,100
VeriFone Systems, Inc. (I)	1,756	58,106
Wright Express Corp. (I)	800	49,376

Semiconductors & Semiconductor Equipment 2.1%
Cavium, Inc. (I)	1,530	42,840
Ceva, Inc. (I)	2,138	37,650

Software 12.3%
Aspen Technology, Inc. (I)	3,082	71,348
Bottomline Technologies, Inc. (I)	2,704	48,807
BroadSoft, Inc. (I)	1,830	52,997
Concur Technologies, Inc. (I)	1,483	100,992
Monotype Imaging Holdings, Inc. (I)	5,380	90,223
Synchronoss Technologies, Inc. (I)	2,327	42,980
Ultimate Software Group, Inc. (I)	727	64,790

Materials 3.5%		135,136

Chemicals 0.6%
Karnalyte Resources, Inc. (I)	3,332	23,040

Metals & Mining 2.9%
Carpenter Technology Corp.	1,196	57,217
Pretium Resources, Inc. (I)	3,957	54,879

Warrants 0.0%		$705

(Cost $0)

Materials 0.0%		705

Metals & Mining 0.0%
Focus Metals Inc (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)	6,951	683
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)	4,395	22

Total investments (Cost $3,351,886)† 99.4%		$3,819,352

Other assets and liabilities, net 0.6%		$24,238

Total net assets 100.0%		$3,843,590

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $3,441,925. Net unrealized appreciation aggregated $377,427, of which $649,654 related to appreciated investment securities and $272,227 related to depreciated investment securities.

3

Small Cap Opportunities Fund
As of 6-30-12 (Unaudited)

The Fund had the following country composition as a percentage of total net assets on 6-30-12:

United States	89.3%
Canada	8.3%
Panama	1.3%
Ireland	1.1%

4

Small Cap Opportunities Fund
As of 6-30-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q1 6/12
8/12

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Disciplined Value Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 97.0%		$2,611,959,276

(Cost $2,409,203,600)

Consumer Discretionary 15.2%		409,767,004

Auto Components 1.8%
Autoliv, Inc. (L)	319,120	17,443,082
Lear Corp.	797,364	30,084,544

Media 10.1%
CBS Corp., Class B	1,623,040	53,203,251
Comcast Corp., Class A (L)	1,811,185	57,903,584
Liberty Media Corp. - Liberty Capital, Series A (I)	245,217	21,557,026
Omnicom Group, Inc. (L)	620,750	30,168,450
Sirius XM Radio, Inc.	8,938,055	16,535,402
The McGraw-Hill Companies, Inc.	720,530	32,423,850
Time Warner Cable, Inc.	165,780	13,610,538
Time Warner, Inc.	865,040	33,304,040
Viacom, Inc., Class B	268,015	12,602,065

Multiline Retail 2.5%
Kohl's Corp. (L)	676,362	30,767,707
Target Corp.	634,640	36,929,702

Specialty Retail 0.8%
Staples, Inc.	1,780,365	23,233,763

Consumer Staples 2.1%		57,543,568

Beverages 0.8%
Anheuser-Busch InBev NV, ADR (L)	292,510	23,298,422

Food & Staples Retailing 1.3%
CVS Caremark Corp.	732,830	34,245,146

Energy 8.8%		235,949,970

Oil, Gas & Consumable Fuels 8.8%
EOG Resources, Inc.	312,210	28,133,243
EQT Corp.	421,810	22,621,670
Exxon Mobil Corp. (L)	971,079	83,095,230
Occidental Petroleum Corp.	623,970	53,517,907
Royal Dutch Shell PLC, ADR	569,995	38,434,763
SM Energy Company	206,621	10,147,157

Financials 24.1%		649,264,543

Commercial Banks 8.9%
Fifth Third Bancorp	1,842,595	24,690,773
PNC Financial Services Group, Inc.	417,275	25,499,675
SunTrust Banks, Inc.	610,145	14,783,813
U.S. Bancorp (L)	1,739,460	55,941,034
Wells Fargo & Company	3,573,510	119,498,174

Consumer Finance 3.1%
Capital One Financial Corp.	585,840	32,022,014
Discover Financial Services	517,480	17,894,458
SLM Corp.	2,107,240	33,104,740

Diversified Financial Services 4.5%
Citigroup, Inc.	1,652,969	45,307,880
JPMorgan Chase & Company	2,121,720	75,809,056

1

Disciplined Value Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 7.6%
Berkshire Hathaway, Inc., Class B (I)	1,246,574	$103,877,011
Marsh & McLennan Companies, Inc.	397,120	12,799,178
MetLife, Inc. (L)	1,337,083	41,249,011
Reinsurance Group of America, Inc.	232,665	12,380,105
The Travelers Companies, Inc.	253,754	16,199,655
Validus Holdings, Ltd.	568,466	18,207,966

Health Care 18.0%		485,047,147

Biotechnology 1.5%
Amgen, Inc.	547,330	39,976,983

Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	258,745	13,752,297
CareFusion Corp. (I)	728,980	18,720,206
Covidien PLC	660,935	35,360,023
St. Jude Medical, Inc. (L)	344,560	13,751,390

Health Care Providers & Services 6.3%
AmerisourceBergen Corp.	468,200	18,423,670
CIGNA Corp.	603,830	26,568,520
DaVita, Inc. (I)	168,470	16,545,439
Humana, Inc.	357,105	27,654,211
McKesson Corp. (L)	470,530	44,112,188
UnitedHealth Group, Inc.	601,785	35,204,423

Pharmaceuticals 7.2%
Johnson & Johnson (L)	1,075,556	72,664,563
Pfizer, Inc.	4,084,770	93,949,710
Sanofi, ADR	750,755	28,363,524

Industrials 10.7%		287,825,272

Aerospace & Defense 3.1%
Honeywell International, Inc.	516,475	28,839,964
Northrop Grumman Corp. (L)	306,965	19,581,297
Raytheon Company (L)	593,755	33,600,595

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B (L)	281,695	22,186,298

Industrial Conglomerates 5.0%
General Electric Company	4,570,460	95,248,386
Tyco International, Ltd.	732,285	38,701,262

Machinery 1.8%
Parker Hannifin Corp. (L)	316,380	24,323,294
Xylem, Inc.	1,006,920	25,344,176

Information Technology 14.5%		389,751,982

Communications Equipment 3.2%
Cisco Systems, Inc.	3,184,465	54,677,264
Harris Corp. (L)	734,065	30,720,620

Computers & Peripherals 2.3%
Apple, Inc. (I)	62,825	36,689,800
Seagate Technology PLC	970,885	24,009,986

Electronic Equipment, Instruments & Components 1.5%
Ingram Micro, Inc., Class A (I)	731,565	12,780,441

2

Disciplined Value Fund
As of 6-30-12 (Unaudited)

		Shares	Value
Information Technology (continued)

TE Connectivity, Ltd. (L)		894,415	$28,540,783

Internet Software & Services 1.6%
eBay, Inc.		1,016,015	42,682,790

IT Services 0.8%
The Western Union Company		1,302,445	21,933,174

Office Electronics 0.5%
Xerox Corp. (L)		1,694,870	13,338,627

Software 4.6%
CA, Inc.		567,585	15,375,878
Electronic Arts, Inc. (I)		1,277,710	15,779,719
Microsoft Corp.		2,104,334	64,371,577
Oracle Corp.		971,425	28,851,323

Materials 1.0%			28,278,934

Containers & Packaging 0.6%
Rock-Tenn Company, Class A		288,425	15,733,584

Paper & Forest Products 0.4%
MeadWestvaco Corp. (L)		436,360	12,545,350

Telecommunication Services 1.1%			28,950,780

Wireless Telecommunication Services 1.1%
Vodafone Group PLC, ADR		1,027,352	28,950,780

Utilities 1.5%			39,580,076

Electric Utilities 1.5%
American Electric Power Company, Inc.		528,135	21,072,587
Edison International		400,595	18,507,489

	Yield	Shares	Value

Securities Lending Collateral 6.2%			$168,275,270

(Cost $168,250,774)

John Hancock Collateral Investment Trust (W)	0.3542% (Y)	16,814,748	168,275,270

		Par value	Value

Short-Term Investments 2.3%			$60,575,000

(Cost $60,575,000)

Repurchase Agreement 2.3%			60,575,000

Repurchase Agreement with State Street Corp. dated 6-29-12 at 0.010% to be repurchased at $60,575,050 on 7-2-12, collateralized by $56,950,000 U.S. Treasury
Notes, 2.375% due 5-31-18 (valued at $61,790,750, including Interest)		$60,575,000	60,575,000

Total investments (Cost $2,638,029,374)† 105.5%			$2,840,809,546

Other assets and liabilities, net (5.5%)			($147,326,663)

Total net assets 100.0%		$2,693,482,883

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

3

Disciplined Value Fund
As of 6-30-12 (Unaudited)

(L) A portion of this security is on loan as of 6-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-12.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $2,641,499,665. Net unrealized appreciation aggregated $199,309,881, of which $267,272,867 related to appreciated investment securities and $67,962,986 related to depreciated investment securities.

4

Disciplined Value Fund
As of 6-30-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q1 6/12
8/12

John Hancock

MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Core High Yield Fund
As of 6-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 88.3%				$37,645,477

(Cost $37,193,700)

Consumer Discretionary 8.2%				3,493,276

Auto Components 0.6%
UCI International, Inc.	8.625	02/15/19	$250,000	251,563

Diversified Consumer Services 0.6%
Monitronics International, Inc. (S)	9.125	04/01/20	250,000	240,000

Hotels, Restaurants & Leisure 4.9%
Boyd Gaming Corp.	7.125	02/01/16	1,000,000	975,000
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	250,000	272,813
Mandalay Resort Group	7.625	07/15/13	750,000	768,750
Marina District Finance Company, Inc.	9.875	08/15/18	100,000	94,250

Media 2.1%
American Media, Inc. (S)	12.000	12/15/17	94,000	92,120
Columbus International, Inc. (S)	11.500	11/20/14	750,000	798,780

Consumer Staples 11.0%				4,710,025

Food Products 5.7%
Del Monte Corp.	7.625	02/15/19	1,000,000	1,008,750
Reddy Ice Corp.	11.250	03/15/15	680,000	649,400
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	787,500

Household Products 2.4%
YCC Holdings LLC, PIK	10.250	02/15/16	1,000,000	1,017,500

Tobacco 2.9%
Alliance One International, Inc.	10.000	07/15/16	750,000	751,875
North Atlantic Trading Company, Inc. (S)	11.500	07/15/16	500,000	495,000

Energy 12.8%				5,451,000

Energy Equipment & Services 4.5%
Forbes Energy Services, Ltd.	9.000	06/15/19	750,000	708,750
Geokinetics Holdings USA, Inc.	9.750	12/15/14	250,000	140,000
Offshore Group Investments, Ltd.	11.500	08/01/15	750,000	813,750
Pioneer Energy Services Corp.	9.875	03/15/18	250,000	262,500

Oil, Gas & Consumable Fuels 8.3%
Bill Barrett Corp.	7.625	10/01/19	1,000,000	1,000,000
Energy Partners, Ltd.	8.250	02/15/18	1,000,000	987,500
Forest Oil Corp.	7.250	06/15/19	1,000,000	917,500
Green Field Energy Services, Inc. (S)	13.000	11/15/16	250,000	215,000
Stone Energy Corp.	8.625	02/01/17	400,000	406,000

Financials 12.0%				5,106,250

Capital Markets 2.0%
GFI Group, Inc.	8.375	07/19/18	1,000,000	840,000

Commercial Banks 1.8%
CIT Group, Inc.	5.000	05/15/17	750,000	772,500

Consumer Finance 2.0%
TMX Finance LLC	13.250	07/15/15	750,000	828,750

Diversified Financial Services 3.4%
iPayment, Inc.	10.250	05/15/18	1,000,000	910,000

1

Core High Yield Fund
As of 6-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Reliance Intermediate Holdings LP (S)	9.500	12/15/19	$500,000	$550,000

Real Estate Investment Trusts 1.6%
CNL Lifestyle Properties, Inc.	7.250	04/15/19	750,000	690,000

Real Estate Management & Development 1.2%
Kennedy-Wilson, Inc.	8.750	04/01/19	500,000	515,000

Health Care 7.4%				3,169,500

Health Care Equipment & Supplies 2.2%
Apria Healthcare Group, Inc.	12.375	11/01/14	1,000,000	947,500

Health Care Providers & Services 5.2%
American Renal Holdings Company, Inc.	8.375	05/15/18	100,000	105,750
BioScrip, Inc.	10.250	10/01/15	750,000	813,750
OnCure Holdings, Inc.	11.750	05/15/17	175,000	125,125
Radiation Therapy Services, Inc.	9.875	04/15/17	150,000	117,375
Radnet Management, Inc.	10.375	04/01/18	50,000	50,000
Rotech Healthcare, Inc.	10.750	10/15/15	1,000,000	960,000
Rotech Healthcare, Inc.	10.500	03/15/18	100,000	50,000

Industrials 7.4%				3,132,690

Aerospace & Defense 3.4%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,350,000	1,454,625

Building Products 1.2%
Nortek, Inc.	8.500	04/15/21	500,000	488,750

Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc.	7.750	02/15/19	100,000	98,500
Garda World Security Corp. (S)	9.750	03/15/17	100,000	105,750
The Sheridan Group, Inc.	12.500	04/15/14	486,312	408,502

Marine 0.7%
Commercial Barge Line Company	12.500	07/15/17	250,000	282,500

Professional Services 0.7%
TransUnion LLC	11.375	06/15/18	250,000	294,063

Information Technology 3.6%				1,533,790

Communications Equipment 3.1%
Nokia OYJ	5.375	05/15/19	1,700,000	1,338,750

IT Services 0.5%
Unisys Corp.	12.500	01/15/16	184,000	195,040

Materials 14.7%				6,256,574

Chemicals 2.5%
Momentive Performance Materials, Inc.	12.500	06/15/14	1,000,000	1,042,500

Construction Materials 0.6%
Summit Materials LLC (S)	10.500	01/31/20	250,000	264,688

Metals & Mining 7.9%
AM Castle & Company (S)	12.750	12/15/16	75,000	80,250
Century Aluminum Company	8.000	05/15/14	1,000,000	990,000
Novelis, Inc.	8.750	12/15/20	100,000	107,750
Optima Specialty Steel, Inc. (S)	12.500	12/15/16	250,000	258,125
Taseko Mines, Ltd.	7.750	04/15/19	750,000	716,250

2

Core High Yield Fund
As of 6-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Materials (continued)

Thompson Creek Metals Company, Inc.	12.500	05/01/19	$1,250,000	$1,234,011

Paper & Forest Products 3.7%
Tembec Industries, Inc.	11.250	12/15/18	1,000,000	997,500
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	565,500

Telecommunication Services 10.8%				4,623,625

Diversified Telecommunication Services 7.2%
Cincinnati Bell, Inc.	8.375	10/15/20	1,000,000	1,020,000
Frontier Communications Corp.	8.500	04/15/20	1,000,000	1,060,000
Satmex Escrow SA de CV	9.500	05/15/17	750,000	783,750
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	201,875

Wireless Telecommunication Services 3.6%
Goodman Networks, Inc. (S)	12.375	07/01/18	600,000	618,000
Sprint Capital Corp.	6.900	05/01/19	1,000,000	940,000

Utilities 0.4%				168,747

Independent Power Producers & Energy Traders 0.4%
Dynegy Holdings LLC (H)	8.375	05/01/16	250,000	168,747

Convertible Bonds 0.6%				$267,000

(Cost $295,851)

Industrials 0.6%				267,000

Sea Trucks Group (10.000% Steps up to 11.000% on 7-31-
12)	10.000	01/31/15	$300,000	267,000

Term Loans (M) 5.3%				$2,230,712

(Cost $2,203,580)

Consumer Discretionary 1.8%				745,008

Landry's, Inc.	6.500	04/24/18	$748,125	745,008

Energy 3.5%				1,485,704

Chesapeake Energy Corp.	8.500	12/01/17	1,500,000	1,485,704

			Shares	Value

Warrants 0.0%				$5,000

(Cost $17,500)

Energy 0.0%				5,000

Green Field Energy Services, Inc. (Strike Price: $0.01,
Expiration Date: 11/15/2021) (I)			250	5,000

			Par value	Value

Short-Term Investments 6.6%				$2,814,000

(Cost $2,814,000)

Repurchase Agreement 6.6%				2,814,000

Repurchase Agreement with State Street Corp. dated 6-29-12 at
0.010% to be repurchased at $2,814,002 on 7-2-12, collateralized by $2,650,000 U.S. Treasury Notes, 2.375% due 5-31-18 (valued at
$2,875,250 including interest)			$2,814,000	2,814,000

3

Core High Yield Fund
As of 6-30-12 (Unaudited)

Total investments (Cost $42,524,631)† 100.8%	$42,962,189

Other assets and liabilities, net (0.8%)	($328,611)

Total net assets 100.0%	$42,633,578

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,272,588 or 12.4% of the Fund's net assets as of 6-30-12.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $42,528,707. Net unrealized appreciation aggregated $433,482 of which $1,049,504 related to appreciated investment securities and $616,022 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 6-30-12:

United States	80.4%
Canada	8.4%
Finland	4.5%
Cayman Islands	1.9%
Barbados	1.9%
Mexico	1.8%
Other Countries	1.1%

4

Core High Yield Fund
As of 6-30-12 (Unaudited)

Notes to the schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, all investments are categorized as Level 2, except Convertible Bonds which are categorized as Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments In Securities	Convertible Bonds

Balance as of 3-31-12	$267,000
Realized gain (loss)	—
Changes in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 06-30-12	$267,000
Change in unrealized at period end*	—

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is

5

Core High Yield Fund
As of 6-30-12 (Unaudited)

in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q1 6/12
8/12

John Hancock

MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Small Company Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 97.3%		$175,701,871

(Cost $160,534,589)

Consumer Discretionary 9.3%		16,724,780

Auto Components 1.0%
Dana Holding Corp.	133,760	1,713,466

Hotels, Restaurants & Leisure 2.4%
Shuffle Master, Inc. (I)	128,720	1,776,336
Vail Resorts, Inc.	51,090	2,558,587

Leisure Equipment & Products 1.0%
Brunswick Corp.	82,350	1,829,817

Specialty Retail 4.1%
Asbury Automotive Group, Inc. (I)	83,460	1,977,167
Express, Inc. (I)	96,470	1,752,860
Hibbett Sports, Inc. (I)	31,710	1,829,984
Monro Muffler Brake, Inc.	52,820	1,755,737

Textiles, Apparel & Luxury Goods 0.8%
Steven Madden, Ltd. (I)	48,215	1,530,826

Consumer Staples 3.7%		6,686,919

Food Products 2.3%
Snyders-Lance, Inc.	71,730	1,809,748
TreeHouse Foods, Inc. (I)	38,790	2,416,229

Personal Products 1.4%
Elizabeth Arden, Inc. (I)	63,410	2,460,942

Energy 4.3%		7,795,978

Energy Equipment & Services 2.1%
Atwood Oceanics, Inc. (I)	48,280	1,826,915
Gulfmark Offshore, Inc., Class A (I)	56,370	1,918,835

Oil, Gas & Consumable Fuels 2.2%
GeoResources, Inc. (I)	59,660	2,184,153
Rosetta Resources, Inc. (I)	50,930	1,866,075

Financials 27.3%		49,353,318

Capital Markets 2.0%
Evercore Partners, Inc., Class A	76,730	1,794,715
Waddell & Reed Financial, Inc., Class A	61,830	1,872,212

Commercial Banks 12.1%
Bank of the Ozarks, Inc.	64,580	1,942,566
First Midwest Bancorp, Inc.	174,070	1,911,289
FNB Corp.	220,460	2,396,400
Fulton Financial Corp.	274,590	2,743,154
Old National Bancorp	201,440	2,419,294
Prosperity Bancshares, Inc.	62,790	2,639,064
Susquehanna Bancshares, Inc.	288,170	2,968,151
TCF Financial Corp.	173,540	1,992,239
Webster Financial Corp.	129,330	2,801,288

Insurance 1.1%
Amtrust Financial Services, Inc.	66,260	1,968,585

Real Estate Investment Trusts 10.8%
Associated Estates Realty Corp.	133,290	1,992,686

1

Small Company Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Financials (continued)

Colonial Properties Trust	121,800	$2,696,652
EastGroup Properties, Inc.	53,060	2,828,098
Entertainment Properties Trust	59,590	2,449,745
Extra Space Storage, Inc.	61,210	1,873,026
Glimcher Realty Trust	209,830	2,144,463
Highwoods Properties, Inc.	80,740	2,716,901
Medical Properties Trust, Inc.	302,650	2,911,493

Thrifts & Mortgage Finance 1.3%
Washington Federal, Inc.	135,660	2,291,297

Health Care 8.8%		15,898,787

Health Care Equipment & Supplies 1.4%
Teleflex, Inc.	42,430	2,584,411

Health Care Providers & Services 2.2%
LifePoint Hospitals, Inc. (I)	55,640	2,280,127
Team Health Holdings, Inc. (I)	72,790	1,753,511

Life Sciences Tools & Services 1.2%
PAREXEL International Corp. (I)	74,350	2,098,901

Pharmaceuticals 4.0%
Akorn, Inc. (I)	121,941	1,923,010
Impax Laboratories, Inc. (I)	42,710	865,732
Medicis Pharmaceutical Corp., Class A	52,780	1,802,437
Questcor Pharmaceuticals, Inc. (I)	48,660	2,590,658

Industrials 18.3%		33,132,640

Aerospace & Defense 3.5%
Esterline Technologies Corp. (I)	36,280	2,262,058
Hexcel Corp. (I)	81,290	2,096,469
Orbital Sciences Corp., Class A (I)	144,210	1,863,193

Building Products 1.5%
AO Smith Corp.	56,810	2,777,441

Commercial Services & Supplies 1.1%
ACCO Brands Corp. (I)	186,930	1,932,856

Electrical Equipment 1.0%
Belden, Inc.	54,950	1,832,583

Machinery 6.2%
Actuant Corp., Class A	83,490	2,267,588
Barnes Group, Inc.	74,990	1,821,507
Chart Industries, Inc. (I)	27,410	1,884,712
CLARCOR, Inc.	41,610	2,003,938
Robbins & Myers, Inc.	39,320	1,644,362
Terex Corp. (I)	89,940	1,603,630

Professional Services 1.0%
Acacia Research Corp. (I)	50,000	1,862,000

Road & Rail 2.0%
Old Dominion Freight Line, Inc. (I)	41,390	1,791,773
RailAmerica, Inc. (I)	75,810	1,834,602

Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc. (I)	75,740	1,910,163
WESCO International, Inc. (I)	30,300	1,743,765

2

Small Company Fund
As of 6-30-12 (Unaudited)

		Shares	Value

Information Technology 16.2%			$29,202,704

Communications Equipment 3.3%
ADTRAN, Inc.		64,060	1,933,971
NETGEAR, Inc. (I)		55,430	1,912,889
ViaSat, Inc. (I)		57,290	2,163,843

Computers & Peripherals 1.0%
Stratasys, Inc. (I)		37,750	1,870,513

Electronic Equipment, Instruments & Components 4.1%
FARO Technologies, Inc. (I)		30,630	1,288,910
FEI Company (I)		35,290	1,688,274
Littelfuse, Inc.		31,950	1,817,636
OSI Systems, Inc. (I)		41,010	2,597,573

Internet Software & Services 1.0%
Stamps.com, Inc. (I)		71,990	1,775,993

Semiconductors & Semiconductor Equipment 4.2%
Cirrus Logic, Inc. (I)		60,610	1,811,027
Cymer, Inc. (I)		23,560	1,388,862
Fairchild Semiconductor International, Inc. (I)		169,260	2,386,566
Power Integrations, Inc.		52,930	1,974,289

Software 2.6%
ACI Worldwide, Inc. (I)		61,030	2,698,136
Manhattan Associates, Inc. (I)		41,440	1,894,222

Materials 3.2%			5,739,270

Chemicals 2.0%
H.B. Fuller Company		57,050	1,751,435
Minerals Technologies, Inc.		28,680	1,829,210

Construction Materials 1.2%
Eagle Materials, Inc.		57,810	2,158,625

Utilities 6.2%			11,167,475

Electric Utilities 3.3%
ALLETE, Inc.		68,400	2,859,120
UNS Energy Corp.		77,750	2,986,378

Gas Utilities 1.3%
WGL Holdings, Inc.		60,320	2,397,720

Multi-Utilities 1.6%
NorthWestern Corp.		79,680	2,924,257

Short-Term Investments 2.6%			$4,704,793

(Cost $4,704,793)

	Yield	Shares	Value

Money Market Funds 2.6%			4,704,793

State Street Institutional Liquid Reserves Fund	0.2002%(Y)	4,704,793	4,704,793

Total investments (Cost $165,239,382)† 99.9%			$180,406,664

Other assets and liabilities, net 0.1%			$197,399

Total net assets 100.0%			$180,604,063

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

3

Small Company Fund
As of 6-30-12 (Unaudited)

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 6-30-12.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $164,218,868. Net unrealized appreciation aggregated $16,187,796, of which $21,516,192 related to appreciated investment securities and $5,328,396 related to depreciated investment securities.

4

Small Company Fund
As of 6-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies are valued at their respective net asset value each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q1 6/12
8/12

MUTUAL FUNDS

John Hancock Disciplined Value Mid Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Disciplined Value Mid Cap Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 96.4%		$1,551,072,285

(Cost $1,470,415,421)

Consumer Discretionary 13.2%		212,012,677

Auto Components 2.6%
Gentex Corp.	587,915	12,269,781
Johnson Controls, Inc.	373,935	10,361,739
Lear Corp.	519,170	19,588,284

Internet & Catalog Retail 0.6%
Expedia, Inc. (L)	204,802	9,844,832

Leisure Equipment & Products 0.9%
Brunswick Corp. (L)	618,055	13,733,182

Media 4.4%
CBS Corp., Class B	1,030,480	33,779,134
Omnicom Group, Inc.	329,355	16,006,653
The McGraw-Hill Companies, Inc.	470,300	21,163,500

Multiline Retail 2.5%
Kohl's Corp. (L)	271,695	12,359,406
Macy's, Inc.	523,860	17,994,591
Nordstrom, Inc. (L)	188,025	9,342,962

Specialty Retail 1.6%
Guess?, Inc. (L)	212,175	6,443,755
Staples, Inc. (L)	693,190	9,046,130
Williams-Sonoma, Inc.	315,055	11,017,473

Textiles, Apparel & Luxury Goods 0.6%
VF Corp.	67,900	9,061,255

Consumer Staples 2.7%		43,925,161

Beverages 1.2%
Coca-Cola Enterprises, Inc.	453,175	12,707,027
Dr. Pepper Snapple Group, Inc. (L)	142,555	6,236,781

Food Products 1.0%
Kellogg Company	331,505	16,353,142

Tobacco 0.5%
Lorillard, Inc.	65,390	8,628,211

Energy 4.5%		72,364,175

Energy Equipment & Services 0.4%
Ensco PLC	121,856	5,723,576

Oil, Gas & Consumable Fuels 4.1%
EQT Corp.	311,220	16,690,729
Noble Energy, Inc.	233,840	19,834,309
Rosetta Resources, Inc. (I)(L)	403,940	14,800,362
SM Energy Company	311,855	15,315,199

Financials 25.8%		415,360,859

Capital Markets 2.8%
Raymond James Financial, Inc.	574,055	19,655,643
SEI Investments Company (L)	355,420	7,069,304
TD Ameritrade Holding Corp. (L)	1,124,065	19,109,105

1

Disciplined Value Mid Cap Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 5.2%
Comerica, Inc. (L)	451,190	$13,856,045
East West Bancorp, Inc.	796,635	18,689,057
Fifth Third Bancorp	1,283,650	17,200,910
Huntington Bancshares, Inc.	1,691,290	10,824,256
M&T Bank Corp. (L)	116,060	9,583,074
SunTrust Banks, Inc.	550,840	13,346,853

Consumer Finance 3.6%
Capital One Financial Corp.	307,920	16,830,907
Discover Financial Services	771,150	26,666,367
SLM Corp. (L)	950,655	14,934,790

Diversified Financial Services 1.5%
Moody's Corp. (L)	651,325	23,805,929

Insurance 7.6%
Alleghany Corp. (I)	53,257	18,094,066
Arch Capital Group, Ltd. (I)(L)	230,025	9,129,692
Loews Corp.	248,185	10,153,248
Marsh & McLennan Companies, Inc.	596,835	19,235,992
Reinsurance Group of America, Inc.	272,860	14,518,881
Symetra Financial Corp.	847,605	10,696,775
The Hanover Insurance Group, Inc.	289,830	11,341,048
Torchmark Corp. (L)	386,070	19,515,839
Willis Group Holdings PLC	246,410	8,991,501

Real Estate Investment Trusts 5.1%
American Assets Trust, Inc.	240,435	5,830,549
Duke Realty Corp.	458,320	6,709,805
Equity Residential	201,350	12,556,186
Kimco Realty Corp.	906,075	17,242,607
Regency Centers Corp.	213,520	10,157,146
Taubman Centers, Inc.	123,245	9,509,584
Ventas, Inc. (L)	134,100	8,464,392
Vornado Realty Trust	138,620	11,641,308

Health Care 11.1%		179,053,920

Health Care Equipment & Supplies 2.4%
CareFusion Corp. (I)	903,060	23,190,581
Hologic, Inc. (I)(L)	882,015	15,911,551

Health Care Providers & Services 7.6%
AmerisourceBergen Corp.	561,425	22,092,074
Chemed Corp. (L)	150,891	9,119,852
CIGNA Corp.	291,350	12,819,400
DaVita, Inc. (I)(L)	140,435	13,792,121
Humana, Inc.	150,925	11,687,632
McKesson Corp.	262,300	24,590,625
Omnicare, Inc. (L)	646,855	20,201,282
Quest Diagnostics, Inc. (L)	136,745	8,191,026

Life Sciences Tools & Services 1.1%
ICON PLC, ADR (I)(L)	394,922	8,897,593
PAREXEL International Corp. (I)(L)	303,230	8,560,183

Industrials 13.8%		221,038,259

Aerospace & Defense 1.0%
Curtiss-Wright Corp. (L)	532,080	16,521,084

2

Disciplined Value Mid Cap Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Industrials (continued)

Building Products 0.5%
Masco Corp. (L)	528,125	$7,325,094
Electrical Equipment 0.2%
Hubbell, Inc., Class B	36,214	2,822,519

Machinery 4.6%
AGCO Corp. (I)	273,040	12,486,119
Flowserve Corp. (L)	176,095	20,206,901
Kennametal, Inc. (L)	228,545	7,576,267
Parker Hannifin Corp.	228,595	17,574,384
Stanley Black & Decker, Inc. (L)	244,145	15,713,172

Professional Services 6.0%
Equifax, Inc.	567,855	26,462,043
FTI Consulting, Inc. (I)(L)	621,475	17,867,406
Manpower, Inc. (L)	285,005	10,445,433
Robert Half International, Inc. (L)	895,765	25,592,006
Towers Watson & Company, Class A	277,455	16,619,555

Trading Companies & Distributors 1.5%
WESCO International, Inc. (I)(L)	414,010	23,826,276

Information Technology 12.0%		193,512,091

Communications Equipment 1.1%
Harris Corp. (L)	417,130	17,456,891

Computers & Peripherals 1.4%
Seagate Technology PLC	410,400	10,149,192
Western Digital Corp. (I)	408,885	12,462,815

Electronic Equipment, Instruments & Components 4.2%
Arrow Electronics, Inc. (I)	265,895	8,724,015
Avnet, Inc. (I)	375,020	11,573,117
Flextronics International, Ltd. (I)	2,329,705	14,444,171
Ingram Micro, Inc., Class A (I)	891,940	15,582,192
TE Connectivity, Ltd.	514,785	16,426,789

IT Services 2.8%
Alliance Data Systems Corp. (I)(L)	71,230	9,616,050
Amdocs, Ltd. (I)(L)	449,405	13,356,317
CGI Group, Inc., Class A (I)	434,615	10,426,414
The Western Union Company	722,690	12,170,100

Office Electronics 0.6%
Xerox Corp.	1,308,785	10,300,138

Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc.	256,690	9,669,512

Software 1.3%
CA, Inc.	426,670	11,558,490
Electronic Arts, Inc. (I)	776,995	9,595,888

Materials 6.3%		101,733,343

Chemicals 2.9%
Ashland, Inc. (L)	245,280	17,000,357
Cytec Industries, Inc.	347,085	20,353,064
Minerals Technologies, Inc. (L)	154,915	9,880,479

3

Disciplined Value Mid Cap Fund
As of 6-30-12 (Unaudited)

		Shares	Value

Materials (continued)

Containers & Packaging 3.1%
Ball Corp. (L)		293,935	$12,066,032
Crown Holdings, Inc. (I)		415,260	14,322,317
Graphic Packaging Holding Company (I)		1,646,296	9,054,628
Rock-Tenn Company, Class A		268,575	14,650,766

Metals & Mining 0.3%
Aurico Gold, Inc. (I)		550,025	4,405,700

Utilities 7.0%			112,071,800

Electric Utilities 4.2%
American Electric Power Company, Inc.		303,370	12,104,463
Edison International		414,130	19,132,806
Great Plains Energy, Inc. (L)		429,580	9,197,308
NV Energy, Inc.		952,460	16,744,247
Westar Energy, Inc.		338,445	10,136,428

Independent Power Producers & Energy Traders 0.6%
The AES Corp. (I)		764,485	9,808,343

Multi-Utilities 2.2%
Alliant Energy Corp.		260,555	11,873,491
Ameren Corp.		374,575	12,563,246
PG&E Corp.		232,195	10,511,468

	Yield	Shares	Value

Securities Lending Collateral 10.7%			$172,938,236

(Cost $172,907,535)

John Hancock Collateral Investment Trust (W)	0.3542%(Y)	17,280,690	172,938,236

		Par value	Value

Short-Term Investments 3.2%			$50,886,000

(Cost $50,886,000)

Repurchase Agreement 3.2%			50,886,000

Repurchase Agreement with State Street Corp. dated 6-29-12 at 0.010% to be repurchased at $50,886,042 on 7-2-12, collateralized by $35,545,000 U.S. Treasury
Bonds, 5.500% due 8-15-28 (valued at $51,909,847, including interest)		$50,886,000	50,886,000

Total investments (Cost $1,694,208,956)† 110.3%			$1,774,896,521

Other assets and liabilities, net (10.3%)			($165,693,919)

Total net assets 100.0%		$1,609,202,602

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-12.

4

Disciplined Value Mid Cap Fund
As of 6-30-12 (Unaudited)

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,700,391,836. Net unrealized appreciation aggregated $74,504,685, of which $110,272,644 related to appreciated investment securities and $35,767,959 related to depreciated investment securities.

5

Disciplined Value Mid Cap Fund
As of 6-30-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q1 6/12
8/12

John Hancock

MUTUAL FUNDS

John Hancock International Value Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

International Value Equity Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 93.5%		$255,323,693

(Cost $246,856,925)

Australia 7.1%		19,295,104

AGL Energy, Ltd.	139,581	2,116,794
Amcor, Ltd.	283,351	2,064,931
BHP Billiton, Ltd.	76,483	2,493,081
BHP Billiton, Ltd., ADR	4,630	302,339
Incitec Pivot, Ltd.	708,338	2,088,128
National Australia Bank, Ltd.	99,939	2,427,058
Santos, Ltd.	246,300	2,704,966
Sonic Healthcare, Ltd.	204,587	2,668,022
Westpac Banking Corp.	111,691	2,429,785

Austria 2.1%		5,677,409

OMV AG	104,734	3,287,937
Telekom Austria AG	243,095	2,389,472

Bermuda 0.7%		2,046,020

Hiscox, Ltd.	305,431	2,046,020

Canada 7.9%		21,701,968

Bank of Montreal (L)	43,738	2,416,953
Barrick Gold Corp.	71,372	2,688,455
Bombardier, Inc. (L)	536,718	2,119,248
Encana Corp. (L)	141,768	2,952,050
Husky Energy, Inc. (L)	107,558	2,688,686
Magna International, Inc. (L)	53,312	2,105,565
Potash Corp. of Saskatchewan, Inc.	50,117	2,190,557
Sun Life Financial, Inc.	943	20,520
Sun Life Financial, Inc. (Toronto Stock Exchange) (L)	97,986	2,131,804
The Toronto-Dominion Bank (L)	30,514	2,388,130

Chile 0.8%		2,155,792

Enersis SA, ADR	115,283	2,155,792

China 3.3%		8,997,828

China Petroleum & Chemical Corp., H Shares	3,162,000	2,834,510
CNOOC, Ltd.	1,544,000	3,114,696
Industrial & Commercial Bank of China, H Shares	3,821,000	2,136,608
Sinotrans, Ltd., H Shares	5,585,000	912,014

France 6.2%		16,993,143

BNP Paribas SA	211	8,145
Cie de Saint-Gobain	61,693	2,282,915
GDF Suez	93,315	2,226,395
Sanofi	36,103	2,737,728
Societe BIC SA	21,039	2,173,558
Societe Generale SA	318	7,498
Total SA	66,419	2,997,446
Vinci SA	47,834	2,238,790
Vivendi SA	124,830	2,320,668

Germany 7.7%		20,919,299

Allianz SE	23,362	2,349,162
BASF SE	31,625	2,197,578
Bayer AG	38,018	2,741,426
Deutsche Bank AG	61,394	2,231,260

1

International Value Equity Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Germany (continued)

Deutsche Boerse AG	42,689	2,304,020
E.ON AG	105,655	2,275,855
Muenchener Rueckversicherungs AG	16,648	2,348,863
Rheinmetall AG	46,010	2,254,954
Siemens AG	26,365	2,216,181

Hong Kong 5.7%		15,713,389

China Mobile, Ltd.	218,000	2,398,759
Guangdong Investment, Ltd.	2,874,000	2,076,703
Hang Lung Group, Ltd.	348,000	2,144,741
Johnson Electric Holdings, Ltd.	3,470,500	2,110,561
Swire Pacific, Ltd., Class A	182,500	2,126,389
Swire Properties, Ltd.	55,650	167,972
Techtronic Industries Company	1,904,500	2,415,543
Yue Yuen Industrial Holdings, Ltd.	728,000	2,272,721

Israel 1.0%		2,643,174

Teva Pharmaceutical Industries, Ltd.	66,413	2,617,735
Teva Pharmaceutical Industries, Ltd., ADR	645	25,439

Italy 1.6%		4,254,975

Ansaldo STS SpA	279,131	1,983,773
DiaSorin SpA (L)	77,874	2,271,202

Japan 17.2%		46,996,077

Aderans Company, Ltd. (I)	98,000	1,200,617
Aisin Seiki Company, Ltd.	70,400	2,342,723
Asahi Glass Company, Ltd. (L)	322,000	2,167,349
Astellas Pharma, Inc.	61,500	2,686,316
Daiichi Sankyo Company, Ltd.	161,700	2,722,550
Disco Corp.	38,200	2,160,438
East Japan Railway Company	34,200	2,147,215
Fujitsu, Ltd.	449,000	2,151,474
Honda Motor Company, Ltd.	69,300	2,414,040
Komatsu, Ltd.	90,400	2,166,704
Kyocera Corp.	24,900	2,150,042
Mitsubishi Corp.	109,300	2,207,160
Mitsubishi UFJ Financial Group	518,800	2,482,869
Nidec Corp.	27,200	2,062,699
Nippon Telegraph & Telephone Corp.	52,200	2,425,325
Nomura Holdings, Inc.	6,700	25,021
Secom Company, Ltd.	45,900	2,106,948
Sumitomo Chemical Company, Ltd.	687,000	2,112,750
Tokyo Electron, Ltd.	46,600	2,179,316
Toyo Suisan Kaisha, Ltd.	99,000	2,642,770
Tsuruha Holdings, Inc.	34,100	2,120,438
Yamada Denki Company, Ltd.	45,480	2,321,313

Netherlands 3.7%		10,204,854

Aegon NV	475,936	2,216,951
Heineken Holding NV	60,367	2,701,909
Koninklijke Philips Electronics NV - NY Shares	1,028	20,221
Koninklijke Philips Electronics NV	112,645	2,227,396
Royal Dutch Shell PLC, A Shares	89,914	3,038,377

Norway 2.0%		5,393,451

DNB ASA	256,276	2,549,498
Fred Olsen Energy ASA	79,424	2,843,953

2

International Value Equity Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Singapore 2.8%		7,551,302

DBS Group Holdings, Ltd.	217,500	2,400,763
Fraser and Neave, Ltd.	489,000	2,725,148
Singapore Telecommunications, Ltd.	933,000	2,425,391

South Africa 0.6%		1,613,611

Tiger Brands, Ltd.	53,719	1,613,611

Spain 0.9%		2,570,159

Telefonica SA	193,529	2,553,234
Telefonica SA, ADR	1,292	16,925

Sweden 1.6%		4,448,571

Saab AB	133,369	2,269,064
Securitas AB, Series B	280,164	2,179,507

Switzerland 6.3%		17,085,578

Aryzta AG	54,384	2,702,635
Credit Suisse Group AG	117,297	2,142,873
Credit Suisse Group AG, ADR	864	15,837
Nestle SA	67,821	4,045,619
Novartis AG	57,288	3,195,522
Novartis AG, ADR	515	28,789
STMicroelectronics NV	416,516	2,290,640
Xstrata PLC	211,033	2,663,663

United Kingdom 14.3%		39,061,989

Anglo American PLC	82,386	2,703,085
AstraZeneca PLC	60,060	2,684,619
Aviva PLC	464,797	1,989,556
Barclays PLC	771,732	1,975,474
British Sky Broadcasting Group PLC	210,253	2,294,715
Debenhams PLC	1,692,708	2,296,285
Diageo PLC	103,197	2,654,772
GlaxoSmithKline PLC	114,359	2,593,187
HSBC Holdings PLC	352,060	3,104,270
National Grid PLC	201,629	2,134,168
Reed Elsevier PLC	288,131	2,311,524
Smith & Nephew PLC	270,706	2,709,854
Smith & Nephew PLC, ADR (L)	537	26,845
Standard Chartered PLC (I)	110,034	2,398,834
Unilever PLC	79,785	2,681,508
United Utilities Group PLC	204,077	2,159,250
Vodafone Group PLC	834,287	2,344,043

	Shares	Value

Preferred Securities 2.1%		$5,689,969

(Cost $5,952,013)

Brazil 2.1%		5,689,969

Petroleo Brasileiro SA	324,730	2,950,621
Vale SA	140,500	2,739,348

3

International Value Equity Fund
As of 6-30-12 (Unaudited)

	Yield	Shares	Value

Securities Lending Collateral 4.8%			$13,068,376

(Cost $13,067,842)

John Hancock Collateral Investment Trust 0.3542% (W)	0.3542% (Y)	1,305,845	13,068,376

Total investments (Cost $265,876,780)† 100.4%			$274,082,038

Other assets and liabilities, net (0.4%)			($1,134,225)

Total net assets 100.0%			$272,947,813

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

EUR Euro

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-12.

† At June 30, 2012, the aggregate cost of investment securities for federal income tax purposes was $265,938,819. Net unrealized appreciation aggregated $8,143,219, of which $12,031,356 related to appreciated investment securities and $3,888,137 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 6-30-12:

Financials	18.7%
Industrials	14.9%
Health Care	10.9%
Energy	10.8%
Materials	8.9%
Consumer Staples	8.2%
Consumer Discretionary	7.6%
Telecommunication Services	6.2%
Utilities	5.5%
Information Technology	4.0%
Short-term Investments & Other	4.3%

4

International Value Equity Fund
As of 6-30-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded and closed-end funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

5

International Value Equity Fund
As of 6-30-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/12	Price	Inputs	Inputs

Common Stocks
Australia	$19,295,104	$$302,339	$18,992,765	—
Austria	5,677,409	—	5,677,409	—
Bermuda	2,046,020	—	2,046,020	—
Canada	21,701,968	21,701,968	—	—
Chile	2,155,792	2,155,792	—	—
China	8,997,828	—	8,997,828	—
France	16,993,143	—	16,993,143	—
Germany	20,919,299	—	20,919,299	—
Hong Kong	15,713,389	—	15,713,389	—
Israel	2,643,174	25,439	2,617,735	—
Italy	4,254,975	—	4,254,975	—
Japan	46,996,077	—	46,996,077	—
Netherlands	10,204,854	20,221	10,184,633	—
Norway	5,393,451	—	5,393,451	—
Singapore	7,551,302	—	7,551,302	—
South Africa	1,613,611	—	1,613,611	—
Spain	2,570,159	16,925	2,553,234	—
Sweden	4,448,571	—	4,448,571	—
Switzerland	17,085,578	44,626	17,040,952	—
United Kingdom	39,061,989	26,845	39,035,144	—
Preferred Securities
Brazil	5,689,969	5,689,969	—	—
Securities Lending Collateral	13,068,376	13,068,376	—	—

Total investments in Securities	274,082,038	43,052,500	231,029,538	—

For additional information on the Fund’s significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Value Equity Fund.

366Q1 6/12
8/12

John Hancock

MUTUAL FUNDS

John Hancock Strategic Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

Strategic Growth Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Common Stocks 96.7%		$772,772,416

(Cost $752,286,726)

Consumer Discretionary 22.6%		180,722,049

Auto Components 1.4%
BorgWarner, Inc. (I)	167,277	10,971,697

Hotels, Restaurants & Leisure 5.7%
Las Vegas Sands Corp.	292,604	12,725,348
Panera Bread Company, Class A (I)	34,338	4,788,091
Starbucks Corp.	267,949	14,287,041
Yum! Brands, Inc.	217,594	14,017,405

Internet & Catalog Retail 4.3%
Amazon.com, Inc. (I)	61,518	14,047,635
priceline.com, Inc. (I)	21,785	14,476,568
TripAdvisor, Inc. (I)(L)	138,937	6,209,095

Media 3.2%
CBS Corp., Class B	297,066	9,737,823
DIRECTV, Class A (I)	318,313	15,540,041

Multiline Retail 1.4%
Dollar Tree, Inc. (I)	205,996	11,082,585

Specialty Retail 6.6%
AutoZone, Inc. (I)	36,481	13,394,729
Dick's Sporting Goods, Inc.	214,944	10,317,312
The Home Depot, Inc.	235,156	12,460,916
Tractor Supply Company	95,737	7,951,915
Ulta Salon Cosmetics & Fragrance, Inc.	93,316	8,713,848

Consumer Staples 15.1%		120,818,987

Beverages 4.0%
Anheuser-Busch InBev NV, ADR	159,757	12,724,645
Monster Beverage Corp. (I)	93,337	6,645,594
PepsiCo, Inc.	175,583	12,406,695

Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	138,321	9,643,740
Whole Foods Market, Inc.	80,508	7,674,023

Food Products 2.4%
Kraft Foods, Inc., Class A	206,300	7,967,306
Mead Johnson Nutrition Company	141,702	11,408,428

Personal Products 1.4%
Nu Skin Enterprises, Inc., Class A (L)	238,821	11,200,705

Tobacco 5.1%
Altria Group, Inc.	438,529	15,151,177
Philip Morris International, Inc.	297,922	25,996,674

Energy 6.0%		48,385,658

Energy Equipment & Services 3.7%
Core Laboratories NV (L)	65,235	7,560,737
National Oilwell Varco, Inc.	165,870	10,688,663
Oceaneering International, Inc.	242,969	11,628,496

Oil, Gas & Consumable Fuels 2.3%
Apache Corp.	112,671	9,902,654
Chevron Corp.	81,565	8,605,108

1

Strategic Growth Fund
As of 6-30-12 (Unaudited)

	Shares	Value

Financials 4.4%		$34,841,002

Commercial Banks 2.8%
U.S. Bancorp	294,753	9,479,256
Wells Fargo & Company	373,611	12,493,552

Consumer Finance 1.6%
American Express Company	221,065	12,868,194

Health Care 10.1%		80,982,558

Biotechnology 3.3%
Celgene Corp. (I)	195,113	12,518,450
Gilead Sciences, Inc. (I)	272,909	13,994,774

Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc. (I)	10,713	5,932,752

Health Care Providers & Services 4.7%
Express Scripts Holding Company (I)	299,293	16,709,528
Humana, Inc.	157,514	12,197,884
McKesson Corp.	87,786	8,229,938

Pharmaceuticals 1.4%
Perrigo Company	96,661	11,399,232

Industrials 6.7%		53,217,205

Aerospace & Defense 4.7%
BE Aerospace, Inc. (I)	104,375	4,557,013
The Boeing Company	212,208	15,767,054
United Technologies Corp.	225,687	17,046,139

Machinery 1.2%
Eaton Corp.	250,179	9,914,594

Road & Rail 0.8%
J.B. Hunt Transport Services, Inc.	99,537	5,932,405

Information Technology 30.2%		241,227,904

Communications Equipment 2.6%
QUALCOMM, Inc.	366,008	20,379,325

Computers & Peripherals 10.3%
Apple, Inc. (I)	112,727	65,832,568
EMC Corp. (I)	659,438	16,901,396

Internet Software & Services 3.9%
eBay, Inc. (I)	289,016	12,141,562
Google, Inc., Class A (I)	26,610	15,435,663
LinkedIn Corp., Class A (I)(L)	35,943	3,819,663

IT Services 6.7%
International Business Machines Corp.	101,587	19,868,385
Teradata Corp. (I)	167,109	12,033,519
VeriFone Systems, Inc. (I)(L)	248,670	8,228,490
Visa, Inc., Class A	106,103	13,117,514

Semiconductors & Semiconductor Equipment 0.5%
ARM Holdings PLC, ADR	172,807	4,111,079

Software 6.2%
Citrix Systems, Inc. (I)	66,639	5,593,678
Microsoft Corp.	484,657	14,825,658
Red Hat, Inc. (I)	144,518	8,162,377

2

Strategic Growth Fund
As of 6-30-12 (Unaudited)

		Shares	Value
Information Technology (continued)

Salesforce.com, Inc. (I)		32,948	$4,555,390
SolarWinds, Inc. (I)		110,250	4,802,490
VMware, Inc., Class A (I)		125,430	11,419,147

Telecommunication Services 1.6%			12,577,053

Diversified Telecommunication Services 1.6%
Verizon Communications, Inc.		283,012	12,577,053

	Yield(%)	Shares	Value

Securities Lending Collateral 1.9%			$15,037,518

(Cost $15,037,253)

John Hancock Collateral Investment Trust (W)	0.3542(Y)	1,502,610	15,037,518

Short-Term Investments 1.2%			$10,000,000

(Cost $10,000,000)
		Par Value	Value

Repurchase Agreement 1.2%			10,000,000

Repurchase Agreement with State Street Corp. dated 06/29/2012 at
0.010% to be repurchased at $10,000,008 on 07/02/2012,
collateralized by $10,175,000 Federal National Mortgage
Association 0.75% due 11/24/2015 (valued at $10,202,563,
including interest)		$10,000,000	10,000,000

Total investments (Cost $777,323,979)† 99.8%			$797,809,934

Other assets and liabilities, net 0.2%			$1,717,425

Total net assets 100.0%			$799,527,359

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depository Receipts

(I) Non-income producing security.

(L) All or a portion of the security is on loan as of 6-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of security lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-12.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $777,347,043. Net unrealized appreciation aggregated $20,462,891, of which $36,476,200 related to appreciated investment securities and $16,013,309 related to depreciated investment securities.

3

Strategic Growth Fund
As of 6-30-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-ended mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.

393Q1 6/12
8/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 27, 2012

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 27, 2012